Outstanding Shares (Details) - Schedule of our authorized convertible preferred stock - shares	Sep. 30, 2021	Dec. 31, 2020 [1]	Dec. 31, 2019
Class of Stock [Line Items]
Total authorized preferred stock	60,274,078	60,274,078	60,274,078
Series Seed [Member]
Class of Stock [Line Items]
Total authorized preferred stock		4,000,000	4,000,000
Series Seed – 1 [Member]
Class of Stock [Line Items]
Total authorized preferred stock		4,662,290	4,662,290
Series Seed – 2 [Member]
Class of Stock [Line Items]
Total authorized preferred stock		8,484,214	8,484,214
Series Seed – 3 [Member]
Class of Stock [Line Items]
Total authorized preferred stock		2,693,316	2,693,316
Series Seed – 4 [Member]
Class of Stock [Line Items]
Total authorized preferred stock		941,868	941,868
Series A-1 [Member]
Class of Stock [Line Items]
Total authorized preferred stock		18,610,884	18,610,884
Series A-2 [Member]
Class of Stock [Line Items]
Total authorized preferred stock		20,881,506	20,881,506

[1]	See liquidation preference for the respective redemption rates.